Financial Instruments - Additional Information (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 USD ($) maintenance_and_safety_unit	Jun. 30, 2016 maintenance_and_safety_unit	Dec. 31, 2016 USD ($) maintenance_and_safety_unit	Dec. 31, 2017 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Restricted cash				$ 30.2	$ 4.1
Cross currency swap agreement
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Restricted cash				$ 30.2	$ 4.1
Logitel
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of ownership interest acquired		100.00%
Portion of purchase price paid in cash		$ 4.0
Potential additional cash amount for purchase price		$ 27.6
Number of units for maintenance and safety | maintenance_and_safety_unit	1	3
Logitel | Newbuildings | Cancellation potential
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of units for maintenance and safety | maintenance_and_safety_unit			2	2